Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

In October 2020, the Company entered into a development funding agreement with MVIL, under which MVIL agreed to provide funding to support the effort to secure regulatory approval of elamipretide. Under the development funding agreement, MVIL paid $20.0 million upon execution and has agreed to pay up to an additional $15 million upon the achievement of certain specified milestones. The Company is obligated to make success payments to MVIL upon receipt of certain regulatory approvals of elamipretide in certain indications.

Upon execution of the development funding agreement and the receipt of initial funding, the Company issued a warrant to MVIL exercisable for 46,153,846 ordinary shares at an exercise price of $0.13 with such number of ordinary shares being equal to the quotient of 30% of the amount of MVIL’s commitment divided by the exercise price. The warrant was immediately exercisable and has a term of three years.

Except as disclosed above and elsewhere in the notes to the accompanying consolidated financial statements, the Company has concluded that no further subsequent events have occurred that require disclosure.